Provisions (Tables)	12 Months Ended
Dec. 31, 2022
Pensions [Abstract]
Schedule of Warranty provisions
	Year ended December 31, 2022	Year ended December 31, 2021
	Warranty	Warranty
At January 1	$258,320	$257,483
Additional provisions	56,050	136,026
Used during the year	(46,592)	(64,998)
Reversal of unused amounts	(95,297)	(77,555)
Exchange differences	(22,955)	7,364
At December 31	$149,526	$258,320

Schedule of analysis of total provisions
	December 31, 2022	December 31, 2021
Current	$88,469	$152,778
Non-current	$61,057	$105,542